Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,501,328.78

Principal:
Principal Collections	$25,802,028.08
Prepayments in Full	$33,660,871.17
Liquidation Proceeds	$114,796.43
Recoveries	$0.00
Sub Total	$59,577,695.68
Collections	$64,079,024.46

Purchase Amounts:
Purchase Amounts Related to Principal	$325,305.30
Purchase Amounts Related to Interest	$1,437.09
Sub Total	$326,742.39

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$64,405,766.85

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	2
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$64,405,766.85
Servicing Fee	$1,067,978.25	$1,067,978.25	$0.00	$0.00	$63,337,788.60
Interest - Class A-1 Notes	$35,453.59	$35,453.59	$0.00	$0.00	$63,302,335.01
Interest - Class A-2 Notes	$137,686.67	$137,686.67	$0.00	$0.00	$63,164,648.34
Interest - Class A-3 Notes	$193,040.00	$193,040.00	$0.00	$0.00	$62,971,608.34
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$62,897,932.67
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$62,897,932.67
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$62,861,432.17
Second Priority Principal Payment	$27,302,769.83	$27,302,769.83	$0.00	$0.00	$35,558,662.34
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$35,529,721.34
Third Priority Principal Payment	$26,310,000.00	$26,310,000.00	$0.00	$0.00	$9,219,721.34
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$9,179,817.84
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,179,817.84
Regular Principal Payment	$163,450,033.98	$9,179,817.84	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$64,405,766.85

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$27,302,769.83
Third Priority Principal Payment					$26,310,000.00
Regular Principal Payment					$9,179,817.84
Total					$62,792,587.67
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$62,792,587.67	$214.90	$35,453.59	$0.12	$62,828,041.26	$215.02
Class A-2 Notes	$0.00	$0.00	$137,686.67	$0.32	$137,686.67	$0.32
Class A-3 Notes	$0.00	$0.00	$193,040.00	$0.48	$193,040.00	$0.48
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$62,792,587.67	$46.80	$545,200.93	$0.41	$63,337,788.60	$47.21

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$217,062,803.81	0.7428570	$154,270,216.14	0.5279610
Class A-2 Notes	$434,800,000.00	1.0000000	$434,800,000.00	1.0000000
Class A-3 Notes	$406,400,000.00	1.0000000	$406,400,000.00	1.0000000
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$1,266,672,803.81	0.9440031	$1,203,880,216.14	0.8972062

Pool Information
Weighted Average APR	4.433%	4.406%
Weighted Average Remaining Term	54.75	53.84
Number of Receivables Outstanding	58,284	56,151
Pool Balance	$1,281,573,898.81	$1,221,662,336.53
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,245,311,435.87	$1,186,750,033.98
Pool Factor	0.9471099	0.9028340

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$18,324,935.05
Yield Supplement Overcollateralization Amount	$34,912,302.55
Targeted Overcollateralization Amount	$46,471,528.84
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$17,782,120.39

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	June 2013
Payment Date	7/15/2013
Transaction Month	2

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		174	$8,561.30
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$8,561.30
Cumulative Net Losses Last Collection Period			$950.04
Cumulative Net Losses for all Collection Periods			$9,511.34

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.01%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.64%	344	$7,790,017.90
61-90 Days Delinquent	0.04%	17	$458,802.45
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.68%	361	$8,248,820.35

Repossession Inventory:
Repossessed in the Current Collection Period		11	$286,714.92
Total Repossessed Inventory		10	$286,714.92

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			N/A
Preceding Collection Period			0.0009%
Current Collection Period			0.0082%
Three Month Average			N/A

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			N/A
Preceding Collection Period			0.0103%
Current Collection Period			0.0303%
Three Month Average			N/A

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer